Stockholders’ equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders’ equity

Note 8. Stockholders’ equity:

Capital stock

The Company has the authority to issue 110,000,000 shares of capital stock, consisting of 100,000,000 shares of Common Stock and 10,000,000 shares of undesignated preferred stock (as amended and restated on June 28, 2023), whose rights and privileges will be defined by the Board of Directors when a series of preferred stock is designated.

Reverse stock-split

Effective June 28, 2023, the Company completed a 1-for-5 reverse stock split of its outstanding common stock upon the filing of the Company’s Third Amended and Restated Articles of Incorporation with the Florida Secretary of State. No fractional shares were issued in connection with the reverse stock split, and all such fractional shares resulting from the reverse stock split were rounded up to the nearest whole number. The shares issuable upon the exercise of our outstanding options and warrants, and the exercise prices of such options and warrants, have been adjusted to reflect the reverse stock split.

IPO stock issuances

At IPO, 1,275,000 shares of the Company’s common stock were issued at a price of $7.00 per share which resulted in gross proceeds of $8.9 million and net proceeds of $7.7 million to the Company after the underwriter discount but before other IPO related expenses.

Additionally, the Company issued its investor relations firm $0.25 million worth of restricted common stock upon closing of the IPO, which resulted in issuance of 35,715 shares of stock.

Stock-based compensation

The Company may grant options under its 2022 Omnibus Incentive Plan, as amended and restated (the “2022 Omnibus Plan”). The 2022 Omnibus Plan authorizes the grant of “incentive stock options” within the meaning of Section 422 of the Internal Revenue Code, to the Company’s employees and any of its parent and subsidiary corporations’ employees, and for the grant of nonstatutory stock options, restricted stock, restricted stock units, stock appreciation rights, performance units and performance shares to the Company’s employees, directors, and consultants and any of its future subsidiary corporations’ employees and consultants.

The fair value of each option award is estimated on the grant date using the Black-Scholes valuation model that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. Expected price volatility is based on the historical volatilities of a peer group as the Company does not have a trading history for its shares prior to its IPO. Industry peers consist of several public companies in the biotech industry similar to the Company in size, stage of life cycle and product indications. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of the Company’s own stock price becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be utilized in the calculation.

Expected term of options granted is derived using the “simplified method” which computes expected term as the average of the sum of the vesting term plus contract term. The risk-free rate is based on the 5-year U.S. Treasury yield curve in effect at the time of grant.

During the nine months ended September 30, 2023, a total of 635,001 options to purchase Common Stock, with an aggregate fair market value of approximately $2.75 million were granted to the Company’s executive officers and management, and consultants of the Company. Options have a term of 10 years from the grant date. These option vest as follows: (i) executive officer options vested 100% on date of grant and (ii) employee and consultant options vest 33.33% at 6 month anniversary of date of grant, 33.33% at 1 year anniversary at date of grant and the remaining vest at two-year anniversary of date of grant.

The following is option activity during the nine months ended September 30, 2023.

	Number of shares	Weighted average exercise price per share	Aggregate intrinsic value
Outstanding as January 1, 2023	750,000	$5.00
Options granted	635,001	$5.00
Forfeitures	(170,000)	$5.00
Outstanding as September 30, 2023	1,215,001	$5.00	$-

The estimated fair value of stock options on date of grant was $1.3 million. As of September 30, 2023, options exercisable totaled 760,004. There are approximately $1.5 million of unrecognized compensation costs related to non-vested share-based compensation awards, which will be expensed through 2025.

Key assumptions used to value stock options during the nine months ended September 30, 2023 are as follows:

Expected price volatility	116.64%
Risk-free interest rate	4.42%
Weighted average fair values	$5.384 - $ 5.631
Weighted average expected life in years	5-6 years
Dividend yield	-

Warrants

Bay Shore Trust warrants

In consideration of the line of credit provided by the Bay Shore Trust, the Company issued to the Bay Shore Trust a common stock purchase warrant on April 28, 2023 giving the Bay Shore Trust the right to purchase up to 1,000,000 shares of common stock at an exercise price of $5.00 per share. This warrant will expire five years after the date of grant.

The fair value of the warrants were estimated on the grant date using the Black-Scholes valuation model and level 3 inputs based on assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate, which resulted in $3.5 million of deferred financing costs. This cost was recorded as deferred financing costs and additional paid in capital on the accompanying condensed balance sheet and is amortized straight-line over the term of the line of credit (which is 24 months). Associated amortization of deferred finance costs is recorded to interest expense on the condensed income statement of operations.

Key assumptions used to value warrants during the nine months ended September 30, 2023 are as follows:

Expected price volatility	88.01%
Risk-free interest rate	3.51%
Weighted average fair values	$0.703
Weighted average expected life in years	5 years
Dividend yield	-

Underwriter warrants

In connection with the IPO, the Company issued 63,750 warrants to purchase common stock to the IPO underwriter (or its designees) at an exercise price of $7.00 which will expire in the four-and-a-half-year period commencing six months after the commencement of sales in the IPO. The warrants will be exercisable at any time and from time to time, in whole or in part, during the four-and-a-half-year period commencing six months after the commencement of sales in the IPO. The warrants provide for registration rights (including a one-time demand registration right and piggyback registration rights that expire 5 years from the commencement of sales of the offering) and customary anti-dilution provisions as permitted under FINRA Rule 5110(g)(8).

Earnings Per Share

During the nine months ended September 30, 2023 and 2022, outstanding stock options and warrants of 2,215,001 and 750,000, respectively, were not included in the computation of diluted earnings per share, because to do so would have had an antidilutive effect.

During the three months ended September 30, 2023 and 2022, outstanding stock options, and warrants of 1,235,001 and 750,000, respectively, were not included in the computation of diluted earnings per share, because to do so would have had an antidilutive effect.

Note 8. Stockholders’ equity:

Capital stock

The Company has the authority to issue 110,000,000 shares of capital stock, consisting of 100,000,000 shares of Common Stock and 10,000,000 shares of undesignated preferred stock, whose rights and privileges will be defined by the Board of Directors when a series of preferred stock is designated.

Private placement

During the year ended December 31, 2022, the Company sold 3.2 million shares of Common Stock at $1.00 per share, net of offering costs of $0.3 million, resulting in net proceeds of $2.9 million.

2022 Omnibus Incentive Plan

In June 2022, the Company’s Board of Directors adopted, and its stockholders approved, the Company’s 2022 Omnibus Incentive Plan, (“2022 Omnibus Plan”). The 2022 Omnibus Plan authorizes the grant of incentive stock options, within the meaning of Section 422 of the Internal Revenue Code, to the Company’s employees and any of its parent and subsidiary corporations’ employees, and for the grant of nonstatutory stock options, restricted stock, restricted stock units, stock appreciation rights, performance units and performance shares to the Company’s employees, directors, and consultants and any of its future subsidiary corporations’ employees and consultants.

The 2022 Omnibus Plan provides that 10,000,000 shares of the Company’s Common Stock are reserved for issuance under the 2022 Omnibus Plan, all of which may be issued pursuant to the exercise of incentive stock options.

Stock-based compensation

During the year ended December 31, 2022, a total of 750,000 options to purchase Common Stock, with an aggregate fair market value of approximately $2.7 million were granted to the Company’s Board of Directors, executive officers and management, and a consultant of the Company. Options have a term of 10 years from the grant date. The Company’s option vesting structure is the following: (i) Board of Director options vest 100% on date of grant, (ii) executive officer options vest 25% on date of grant and the remaining vest ratably over a three-year period, and (iii) management, employee and consultant options vest 33.3% on date of grant and the remaining vest ratably over a two-year period.

The fair value of each option award is estimated on the grant date using the Black-Scholes valuation model that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate.

MIRA Pharmaceuticals, Inc.

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2022, AND DECEMBER 31, 2021

Expected price volatility is based on the historical volatilities of a peer group as the Company does not have a trading history for its shares. Industry peers consist of several public companies in the biotech industry similar to the Company in size, stage of life cycle and product indications. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of the Company’s own stock price becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be utilized in the calculation.

Expected term of options granted is derived using the “simplified method” which computes expected term as the average of the sum of the vesting term plus contract term. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the period of the expected term.

The key assumptions used in determining the fair value of options granted during the year ended December 31, 2022 follows:

Expected price volatility	84.42%
Risk-free interest rate	3.38%
Fair value of common stock	$1.00
Minimum and maximum average expected life in years	5-6.50 years
Dividend yield	-

Option activity during the year ended December 31, 2022 was as follows:

	Number of shares	Weighted average exercise price per share	Aggregate intrinsic value
Outstanding as January 1, 2022	-
Options granted	750,000	$5.00
Outstanding as December 31, 2022	750,000	$5.00	-

As of December 31, 2022, options exercisable totaled 280,000. There are approximately $1.4 million of unrecognized compensation costs related to non-vested share-based compensation awards, which will be expensed through 2025.